Related-party Information (Schedule of Transactions with Related Parties (Excluding Associates)) (Details) - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Sale of electricity and revenues from provision of services	$ 31,694	$ 94,264	$ 88,004
Cost Of Sales Amount	(2,620)	(658)	7,802
Dividend received from associate	154,672	727,309	143,964
Other expenses/(income), net	479	0	(337)
Financing (income)/expenses, net	$ (4,130)	$ 580	$ 39,901